Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
Accounts Receivable, Net

7. Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 for the years ended December 31, 2011 and 2012, respectively, consists of following:

	December 31,
	2011	2012
Billed receivable	$156,633,471	$156,556,987
Unbilled receivable	92,572,783	126,420,101

Total	$249,206,254	$282,977,088

Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of year	$33,596,096	$21,088,503	$31,068,977
Bad debt expenses	454,624	16,013,208	13,050,644
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)	(3,308,514)
Disposition of subsidiaries	(3,312,436)	—	(715,975)
Effect of exchange rate changes	743,886	1,221,459	115,134

Balance at end of year	$21,088,503	$31,068,977	$40,210,266